Lease	6 Months Ended
Jun. 30, 2022
Lease [Abstract]
LEASE
7.	LEASE

From the Perspective of Lessee

The Group leases real estate for terms between 2 to 20 years from real estate companies. The Group generally does not have options to extend or terminate leases, as the renewal or termination of relevant lease is on negotiation basis. Lease commences when the landlords make the space available for the Group to use.

The Group sub-leased the leased premises to provide various lease solutions. All of the Group’s leases are operating leases under ASC 842.

Supplemental balance sheet information related to the leases were as follows:

	As of December 31, 2021	As of June 30, 2022
	RMB	RMB
		(Unaudited)
ROU assets	678,769	532,178
Operating lease liabilities – current	(285,200)	(267,550)
Operating lease liabilities – non-current	(428,486)	(296,840)
Weighted average remaining lease terms	7.10 year	7.15 year
Weighted average incremental borrowing rate	10.09%	10.13%

The loss from termination of leases for the six months ended June 30, 2021 and 2022 were RMB36,497 and RMB13,089, respectively and recorded in other income, net in the condensed consolidated statement of operations.

The components of lease expenses for the six months ended June 30, 2021 and 2022 were as follows:

	For the six months ended June 30, 2021	For the six months ended June 30, 2022
	RMB	RMB
	(Unaudited)	(Unaudited)
Operating lease expenses for variable payments	193	1,886
Operating lease expenses for fixed payments	119,729	79,114
Short-term lease expenses	1,444	5,122
Total	121,366	86,122

	For the six months ended June 30, 2021	For the six months ended June 30, 2022
	RMB	RMB
	(Unaudited)	(Unaudited)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	82,808	74,333

Supplemental noncash information:

	For the six months ended June 30, 2021	For the six months ended June 30, 2022
	RMB	RMB
	(Unaudited)	(Unaudited)
Operating lease liabilities arising from obtaining ROU assets	35,291	20,162

The future lease payments as of June 30, 2022 were as follows:

As of June 30, 2022
RMB
2023	267,550
2024	93,806
2025	78,657
2026	69,163
2027	51,396
Thereafter	70,426
Total lease payments	630,998
Less: imputed interest	(66,608)
Total lease liabilities	564,390